5. STOCKHOLDERS' DEFICIT (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	18,200,000	18,000,000	0
Number of Warrants Granted	2,000,000	10,200,000	10,000,000
Number of Warrants Exercised	(3,000,000)	(10,000,000)	(10,000,000)
Number of Warrants Cancelled/Forfeited	0	0	0
Number of Warrants Outstanding, Ending	17,200,000	18,200,000	18,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price Granted	$ 0	$ 0.001	$ 0
Weighted Average Exercise Price Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price Outstanding, Ending	$ 0.001	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding	1 year 10 months 24 days	2 years 1 month 6 days	2 years 10 months 24 days
Warrants Exercisable, Ending	0	0	18,000,000
Aggregate Intrinsic Value	$ 508,000	$ 801,900	$ 918,000